Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per Share Attributable to Equity Holders
Earnings attributable to the equity holders of the parent per share (cents), basic	$ (36.3)	$ 6.4	$ 6.6
Earnings attributable to the equity holders of the parent per share (cents), diluted	$ (36.3)	$ 5.1	$ 5.2
Basic
Earnings
Earnings attributable to the equity holders of the parent	$ (22,575)	$ 3,805	$ 3,797
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking
Adjusted earnings attributable to equity holders of the parent	$ (22,575)	$ 3,805	$ 3,797
Number of Shares
Weighted average number of shares	62,151,155	59,410,292	57,731,839
Potential dilutive effect related to share based compensation scheme
Adjusted weighted average number of shares	62,151,155	59,410,292	57,731,839
Earnings per Share Attributable to Equity Holders
Earnings attributable to the equity holders of the parent per share (cents), basic	$ (36.3)	$ 6.4	$ 6.6
Diluted
Earnings
Earnings attributable to the equity holders of the parent	$ (22,575)	$ 3,805	$ 3,797
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	(475)	(673)	(732)
Adjusted earnings attributable to equity holders of the parent	$ (23,050)	$ 3,132	$ 3,065
Number of Shares
Weighted average number of shares	62,151,155	59,410,292	57,731,839
Potential dilutive effect related to share based compensation scheme	1,331,211	1,532,839	1,304,185
Adjusted weighted average number of shares	63,482,366	60,943,131	59,036,024
Earnings per Share Attributable to Equity Holders
Earnings attributable to the equity holders of the parent per share (cents), diluted	$ (36.3)	$ 5.1	$ 5.2